CONVERTIBLE PREFERRED SHARE WARRANT LIABILITY (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 28, 2021	Sep. 30, 2017	Mar. 31, 2017
Class of Warrant or Right [Line Items]
Warrants outstanding					585,022	585,022
Loss on warrant liabilities		$ 57	$ 6,976	$ 114	$ 1,205	$ 406
Series D convertible preferred shares
Class of Warrant or Right [Line Items]
Warrants converted in to shares	12,900,000
Loss on warrant liabilities	$ 7,000
Convertible preferred share warrant liability
Class of Warrant or Right [Line Items]
Warrants converted in to shares								2	2
Class of warrant or right, exercise price of warrants or rights							$ 5.13
Warrants expiry term (in years)					10 years			10 years	10 years
Warrant liability					$ 3,000			$ 200	$ 400
Warrants outstanding					585,022	585,022
Carrying amount per share					$ 5.06	$ 3.00
Issuance of Class B common stock					$ 3,000	$ 1,800
Loss on warrant liabilities					$ 1,200	$ 400
Convertible preferred share warrant liability | Series D convertible preferred shares
Class of Warrant or Right [Line Items]
Warrants converted in to shares					585,023
Class of warrant or right, exercise price of warrants or rights					$ 5.128			$ 5.128	$ 5.128
Warrants outstanding								585,022	585,022